K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

Cal J. Gilmartin (617) 951-9103 (phone) cal.gilmartin@klgates.com

November 20, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Salient Private Access Registered Fund, L.P.

File No. 811-21528

Salient Private Access TEI Fund, L.P.

File No. 811-21730

Salient Private Access Institutional Fund, L.P.

File No. 811-22367

Salient Private Access Master Fund, L.P.

File No. 811-21527

PMF Fund, L.P.

File No. 811-22941

PMF TEI Fund, L.P.

File No. 811-22942

The Endowment PMF Master Fund, L.P.

File No. 811-22940

Ladies and Gentlemen:

Transmitted electronically with this letter, on behalf of the Salient Private Access Registered Fund, L.P., Salient Private Access TEI Fund, L.P., Salient Private Access Institutional Fund, L.P., and Salient Private Access Master Fund, L.P. (each a “SPA Fund” and, collectively, the “SPA Funds”), and the PMF Fund, L.P., PMF TEI Fund, L.P. and The Endowment PMF Master Fund, L.P. (each a “PMF Fund,” collectively, the “PMF Funds” and, together with the SPA Funds, the “Funds”) is a proxy statement filed in accordance with Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Proxy Statement”).

The Proxy Statement contains information about the following proposals for limited partners of each Fund to consider at a special meeting of limited partners of each Fund to be held on Thursday, January 21, 2021 (collectively, the “Proposals”):

SPA Funds

(1) to approve a new investment management agreement between Endowment Advisers, L.P. (the “Adviser”) and each of the SPA Funds and make conforming edits to each SPA Funds’ agreement of limited partnership (each an “LPA” and, together, the “LPAs”) where necessary to reflect the terms of the new investment management agreement;

(2) to approve certain amendments to each SPA Fund’s LPA; and

(3) to approve the election of each of William P. Prather, III, CFA, CPA, Graeme Gunn, Victor L. Maruri, David Munoz and Carl Weatherley-White, CFA as Directors of each of the SPA Funds (each a “Proposed Director” and, together, the “Proposed Directors”).

PMF Funds

(1) to approve a new investment management agreement between Endowment Advisers, L.P. (the “Adviser”) and each of the PMF Funds; and

(2) to approve the election of each of the Proposed Directors.

The Adviser currently serves as the investment adviser to each of the Funds under investment management agreements between each Fund and the Adviser. CCP Operating, LLC (“Cypress Creek”) has entered into an agreement with Salient Partners, L.P. (“Salient”) whereby Cypress Creek will acquire from Salient all of the outstanding equity interests of the Adviser and The Endowment Fund G.P., L.P., the general partner to each of the Funds, and all of the outstanding membership interests in The Endowment Fund Management, LLC (the “Transaction”). As described in greater detail in the Proxy Statement, the Transaction will result in a change of control of the Adviser that would result in an “assignment” of the current investment advisory agreements under the Investment Company Act of 1940, as amended.

The Boards of Directors of the Funds voted unanimously to approve the Proposals. The Proposals require the approval of Fund investors. Accordingly, each Fund is filing a Proxy Statement, which contains further details about the Transaction.

* * *

Any questions should be directed to the undersigned at 617.951.9103.

Sincerely,

/s/ Cal J. Gilmartin
Cal J. Gilmartin